ACQUISITIONS, GOODWILL, AND INTANGIBLE ASSETS (Details 4)	6 Months Ended
Jun. 30, 2022 USD ($)
ACQUISITIONS, GOODWILL AND INTANGIBLE ASSETS (Tables)
2022 (remainder)	$ 209,484
2023	418,968
2024	409,893
2025	376,215
2026	363,381
Thereafter	1,742,750
Estimated amortozation expense	$ 3,520,691